Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses
Operating expenses	$ 3,025	$ 1,125
Interest expenses	5,032	4,805
Other expenses	6,718	4,721
Total accrued expenses	$ 14,775	$ 10,651